Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase	(14.60%)	(14.70%)
1% decrease	18.10%	18.10%
1% increase	₺ (21,820)	₺ (17,751)
1% decrease	₺ 27,050	₺ 21,857
Inflation Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase	18.30%	18.60%
1% decrease	(14.30%)	(15.10%)
1% increase	₺ 27,349	₺ 22,460
1% decrease	₺ (21,371)	₺ (18,234)